UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3420
                                                      --------

                           Oppenheimer Integrity Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

   JUNE 30, 2008

--------------------------------------------------------------------------------
                                                             Management
      Oppenheimer                                           Commentaries
      Core Bond Fund                                            and
                                                             Semiannual
                                                               Report
--------------------------------------------------------------------------------
      MANAGEMENT COMMENTARIES

         An Interview with Your Fund's Managers

         Listing of Top Holdings

      SEMIANNUAL REPORT

         Listing of Investments

         Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES--TOP TEN INDUSTRIES
----------------------------------------------------------------------------------
Diversified Financial Services                                               4.1%
----------------------------------------------------------------------------------
Commercial Banks                                                             3.8
----------------------------------------------------------------------------------
Insurance                                                                    2.7
----------------------------------------------------------------------------------
Capital Markets                                                              2.6
----------------------------------------------------------------------------------
Media                                                                        2.0
----------------------------------------------------------------------------------
Automobiles                                                                  1.5
----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                1.1
----------------------------------------------------------------------------------
Diversified Telecommunication Services                                       1.0
----------------------------------------------------------------------------------
Household Durables                                                           0.9
----------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                  0.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on net assets.

CREDIT ALLOCATION
----------------------------------------------------------------------------------
Treasury                                                                     0.1%
----------------------------------------------------------------------------------
Agency                                                                      29.4
----------------------------------------------------------------------------------
AAA                                                                         34.8
----------------------------------------------------------------------------------
AA                                                                           2.9
----------------------------------------------------------------------------------
A                                                                            7.3
----------------------------------------------------------------------------------
BBB                                                                          6.3
----------------------------------------------------------------------------------
BB                                                                           3.3
----------------------------------------------------------------------------------
Not Rated                                                                   15.7
----------------------------------------------------------------------------------
Other Securities                                                             0.2

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. As of that date, no securities held by the Fund were rated lower than BB.

                         10 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 4/15/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

      CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                         11 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

      CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                         12 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                         13 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING           ENDING            EXPENSES
                                ACCOUNT             ACCOUNT           PAID DURING
                                VALUE               VALUE             6 MONTHS ENDED
ACTUAL                          JANUARY 1, 2008     JUNE 30, 2008     JUNE 30, 2008
------------------------------------------------------------------------------------
Class A                         $1,000.00           $  986.70         $4.31
------------------------------------------------------------------------------------
Class B                          1,000.00              982.80          8.17
------------------------------------------------------------------------------------
Class C                          1,000.00              983.00          8.12
------------------------------------------------------------------------------------
Class N                          1,000.00              985.30          5.69
------------------------------------------------------------------------------------
Class Y                          1,000.00              988.50          2.38

HYPOTHETICAL
(5% return before expenses)
------------------------------------------------------------------------------------
Class A                          1,000.00            1,020.54          4.38
------------------------------------------------------------------------------------
Class B                          1,000.00            1,016.66          8.31
------------------------------------------------------------------------------------
Class C                          1,000.00            1,016.71          8.26
------------------------------------------------------------------------------------
Class N                          1,000.00            1,019.14          5.79
------------------------------------------------------------------------------------
Class Y                          1,000.00            1,022.48          2.42

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS              EXPENSE RATIOS
-----------------------------------
Class A                 0.87%
-----------------------------------
Class B                 1.65
-----------------------------------
Class C                 1.64
-----------------------------------
Class N                 1.15
-----------------------------------
Class Y                 0.48

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                         14 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.5%
----------------------------------------------------------------------------------------------------------------

Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 2.663%, 11/25/35 1                        $   793,915    $    787,326
----------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 2.963%, 5/25/34 1                                           3,925,924       3,501,527
----------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 2.583%, 5/26/36 1                                          3,082,213       3,004,010
----------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.491%, 4/15/11 1                             18,105,040      18,063,940
----------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates,
Series 2005-D, Cl. AV2, 2.753%, 10/25/35 1                                            347,808         342,802
----------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 2.583%, 5/16/36 1                                           2,948,590       2,893,021
----------------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates,
Series 2003-2, Cl. 2A2, 3.043%, 2/25/33 1                                           1,385,127       1,373,920
----------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                   460,000         401,537
----------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed
Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 2.583%, 10/31/36 1             2,300,000       2,143,975
----------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.223%, 2/25/33 1                                               48,808          41,278
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                            2,076,991       2,074,411
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                         4,980,000       4,337,223
Series 2005-17, Cl. 1AF1, 2.683%, 5/25/36 1                                            89,562          89,076
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                           970,000         883,540
----------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 2.603%, 12/25/29 1                                         3,020,000       2,700,458
----------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 2.693%, 11/25/35 1                                        2,426,898       2,410,340
----------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 2.573%, 7/25/36 1                                         3,550,000       3,414,058
----------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 2.533%, 5/15/36 1                                           145,495         144,977
----------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 2.593%, 7/7/36 1                                          1,820,000       1,731,928
----------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                              2,732,332       2,740,969
----------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Nts., Series 2005-3, Cl. A1, 2.742%, 1/20/35 1                         1,249,378       1,157,473
----------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 2.592%, 3/20/36 1                1,120,000       1,071,020
----------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                             692,696         695,526
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                              694,195         691,906

                        F1 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------

Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,4/25/31 2                                       $    981,797     $    951,705
-------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 3.821%, 3/15/16 1                                        4,380,000        3,858,863
-------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 5.827%, 1/25/29 1,2                                                    1,750,658          227,586
-------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.583%,7/1/36 1                                         11,300,000       10,871,342
-------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                            1,520,000        1,517,895
-------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 2.563%, 7/25/36 1                                         387,759          384,605
-------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 2.733%, 6/25/36 1            1,316,561        1,309,260
-------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 2.523%, 9/25/36 1                                      2,900,774        2,856,775
-------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                                       440,000          453,922
-------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl. A2, 2.583%, 7/25/36 1              3,530,000        3,459,542
-------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $87,473,903)                                                 82,587,736

-------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--92.1%
-------------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY--53.2%
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--53.1%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                  21,284,083       20,796,727
5%, 6/15/33-8/15/33                                                             11,201,920       10,805,567
5.50%, 5/1/34                                                                    9,517,074        9,412,981
6%, 5/15/18-3/15/33                                                              8,800,695        8,973,319
6.50%, 4/15/18-4/1/34                                                            6,414,158        6,678,511
7%, 7/15/21-10/1/31                                                             16,585,909       17,542,955
8%, 4/1/16                                                                         481,725          512,078
9%, 4/14/17-5/1/25                                                                 134,540          147,439
12.50%, 5/15/14                                                                        713              827
13.50%, 12/15/10                                                                       807              878
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                      28,973           28,966
Series 1590, Cl. IA, 3.55%, 10/15/23 1                                           4,535,870        4,553,109
Series 2006-11, Cl. PS, 15.464%, 3/25/36 1                                       2,572,266        2,805,995
Series 2034, Cl. Z, 6.50%, 2/15/28                                                  36,836           38,493
Series 2043, Cl. ZP, 6.50%, 4/15/28                                              3,556,908        3,728,395
Series 2046, Cl. G, 6.50%, 4/15/28                                               3,366,317        3,538,819

                        F2 | OPPENHEIMER CORE BOND FUND

                                                                             PRINCIPAL
                                                                                AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Series 2053, Cl. Z, 6.50%, 4/15/28                                      $       37,842     $     39,736
Series 2055, Cl. ZM, 6.50%, 5/15/28                                            196,073          203,961
Series 2063, Cl. PG, 6.50%, 6/15/28                                          2,606,620        2,726,672
Series 2075, Cl. D, 6.50%, 8/15/28                                             584,904          614,478
Series 2080, Cl. C, 6.50%, 8/15/28                                             143,296          149,751
Series 2080, Cl. Z, 6.50%, 8/15/28                                           1,402,838        1,473,560
Series 2145, Cl. MZ, 6.50%, 4/15/29                                            922,076          969,242
Series 2148, Cl. ZA, 6%, 4/15/29                                             1,854,013        1,902,846
Series 2195, Cl. LH, 6.50%, 10/15/29                                         2,159,899        2,263,259
Series 2326, Cl. ZP, 6.50%, 6/15/31                                            781,095          820,522
Series 2341, Cl. FP, 3.371%, 7/15/31 1                                       1,347,134        1,351,333
Series 2399, Cl. PG, 6%, 1/15/17                                             1,207,369        1,260,791
Series 2410, Cl. PF, 3.451%, 2/15/32 1                                       4,382,380        4,444,790
Series 2423, Cl. MC, 7%, 3/15/32                                             3,031,301        3,212,349
Series 2426, Cl. BG, 6%, 3/15/17                                             7,334,186        7,640,305
Series 2427, Cl. ZM, 6.50%, 3/15/32                                          4,157,154        4,366,622
Series 2453, Cl. BD, 6%, 5/15/17                                             1,155,183        1,203,644
Series 2461, Cl. PZ, 6.50%, 6/15/32                                          4,908,746        5,214,365
Series 2463, Cl. F, 3.471%, 6/15/32 1                                        6,726,689        6,865,137
Series 2500, Cl. FD, 2.971%, 3/15/32 1                                         329,942          327,935
Series 2526, Cl. FE, 2.871%, 6/15/29 1                                         518,324          515,934
Series 2551, Cl. FD, 2.871%, 1/15/33 1                                       1,063,083        1,056,667
Series 2676, Cl. KY, 5%, 9/15/23                                             4,548,000        4,435,916
Series 2681, Cl. B, 5%, 9/15/23                                              3,233,000        3,044,144
Series 2764, Cl. UG, 5%, 3/15/34                                             8,661,000        8,132,849
Series 3025, Cl. SJ, 15.689%, 8/15/35 1                                      1,037,422        1,145,163
Series 3094, Cl. HS, 15.322%, 6/15/34 1                                      1,557,155        1,682,533
Series 3138, Cl. PA, 5.50%, 2/15/27                                         16,990,741       17,310,919
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.
-Backed Security:
Series 176, Cl. IO, 14.672%, 6/1/26 3                                          606,164          161,712
Series 183, Cl. IO, 13.692%, 4/1/27 3                                        2,030,658          454,971
Series 184, Cl. IO, 19.378%, 12/1/26 3                                       1,055,100          280,972
Series 192, Cl. IO, 14.749%, 2/1/28 3                                          258,558           66,815
Series 200, Cl. IO, 14.586%, 1/1/29 3                                          318,585           85,093
Series 2003-26, Cl. IK, 13.695%, 4/25/33 3                                   3,030,499          706,522
Series 206, Cl. IO, (4.586)%, 12/1/29 3                                        328,059           92,493
Series 2129, Cl. S, 30.276%, 2/15/29 3                                       1,470,150          134,838
Series 2130, Cl. SC, 28.05%, 3/15/29 3                                         675,331           69,396
Series 2134, Cl. SB, 41.422%, 3/15/29 3                                        726,010           60,095
Series 2155, Cl. SE, 31.617%, 5/15/29 3                                      1,822,063          193,643
Series 216, Cl. IO, 13.426%, 12/1/31 3                                       1,235,263          352,008
Series 224, Cl. IO, 10.235%, 3/1/33 3                                        3,619,387          960,633
Series 2422, Cl. SJ, 60.551%, 1/15/32 3                                      3,197,714          369,108
Series 243, Cl. 6, 8.293%, 12/15/32 3                                        2,183,779          648,788
Series 2493, Cl. S, 53.664%, 9/15/29 3                                         189,440           19,220
Series 2517, Cl. GS, 32.194%, 2/15/32 3                                        972,327          125,194
Series 2796, Cl. SD, 38.367%, 7/15/26 3                                      1,088,653          103,573

                        F3 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security: Continued
Series 2802, Cl. AS, 75%, 4/15/33 3                                            $   3,550,701    $      270,888
Series 2920, Cl. S, 44.619%, 1/15/35 3                                             4,346,529           395,999
Series 3000, Cl. SE, 75.907%, 7/15/25 3                                            6,506,361           439,650
Series 3110, Cl. SL, 99.999%, 2/15/26 3                                            1,994,088           140,269
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 4.268%, 6/1/26 4                                                 253,029           203,804
Series 192, Cl. PO, 5.893%, 2/1/28 4                                                 252,020           196,670
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/25/18-8/1/20                                                            27,264,917        26,659,763
4.50%, 7/1/22 5                                                                   58,245,000        56,297,404
5%, 12/1/17-9/25/33                                                              146,322,898       144,506,908
5%, 7/1/22-7/1/38 5                                                              147,785,000       142,955,347
5.50%, 12/25/18-9/1/36                                                            86,500,238        85,783,891
5.50%, 7/1/22-7/1/37 5                                                           162,868,000       160,896,191
5.50%, 12/25/32 6                                                                 51,968,052        51,569,157
6%, 5/25/20-12/1/33                                                               47,609,171        48,384,678
6%, 7/1/22 5                                                                      19,276,000        19,760,907
6%, 3/1/33-11/1/33 6                                                              21,040,113        21,371,741
6.50%, 6/25/17-11/25/31                                                           31,510,664        32,841,408
6.50%, 7/1/37 5                                                                   44,334,000        45,643,227
7%, 1/25/09-4/1/34                                                                13,155,910        13,900,400
7%, 7/1/37 5                                                                         635,000           665,758
7.50%, 1/1/33-8/25/33                                                             10,658,591        11,517,908
8%, 8/25/17                                                                              130               130
8.50%, 7/1/32                                                                         50,153            55,250
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Mtg. Pass-Through
Certificates, Trust 2002-T1, Cl. A2, 7%, 11/25/31                                  1,624,380         1,722,606
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                     17,485            18,369
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                               918,663           954,959
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23 6                                          3,671,191         3,819,409
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                 712,799           739,415
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                    223,330           237,028
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                             1,525,103         1,584,588
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                2,230,627         2,296,072
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                             2,836,400         2,929,888
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                             9,621,424        10,264,743
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                             2,785,562         2,930,959
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                    92,198            92,701
Trust 2001-74, Cl. QE, 6%, 12/25/31                                               10,261,360        10,557,835
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                              1,970,449         2,061,156
Trust 2002-16, Cl. PG, 6%, 4/25/17                                                 2,176,982         2,263,225
Trust 2002-2, Cl. UC, 6%, 2/25/17                                                  1,269,125         1,310,848
Trust 2002-56, Cl. FN, 3.483%, 7/25/32 1                                           1,762,103         1,791,020

                        F4 | OPPENHEIMER CORE BOND FUND

                                                          PRINCIPAL
                                                             AMOUNT         VALUE
-----------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit
Pass-Through Certificates: Continued
Trust 2002-9, Cl. PC, 6%, 3/25/17                     $   6,920,860  $  7,199,334
Trust 2003-130, Cl. CS, 9.135%, 12/25/33 1                7,628,306     7,363,254
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                     6,305,000     6,315,668
Trust 2003-21, Cl. FK, 2.883%, 3/25/33 1                    652,010       647,819
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                     8,316,000     8,255,300
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                     1,492,000     1,494,527
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                    11,330,000    11,385,284
Trust 2003-84, Cl. PW, 3%, 6/25/22                           46,626        46,524
Trust 2004-101, Cl. BG, 5%, 1/25/20                       2,677,000     2,673,765
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                       1,348,517     1,432,713
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                   2,450,000     2,442,483
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                  12,573,000    12,466,150
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                  10,000,000     9,859,109
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                     2,480,000     2,439,996
Trust 2005-59, Cl. NQ, 10.669%, 5/25/35 1                 2,852,174     2,753,047
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                     1,260,000     1,184,143
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                    6,549,598     6,667,120
Trust 2006-46, Cl. SW, 15.097%, 6/25/36 1                 2,449,979     2,626,921
Trust 2006-50, Cl. KS, 15.098%, 6/25/36 1                 3,433,682     3,597,105
Trust 2006-50, Cl. SK, 15.098%, 6/25/36 1                 2,432,146     2,545,234
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                     7,445,623     7,575,188
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                     2,753,828     2,705,263
-----------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 47.03%, 3/17/31 3                  1,207,513       177,540
Trust 2001-61, Cl. SE, 30.804%, 11/18/31 3                1,693,914       207,144
Trust 2001-65, Cl. S, 41.857%, 11/25/31 3                 4,209,574       557,716
Trust 2001-81, Cl. S, 26.545%, 1/25/32 3                    517,821        65,303
Trust 2002-12, Cl. SB, 48.985%, 7/25/31 3                   827,181       100,488
Trust 2002-2, Cl. SW, 51.423%, 2/25/32 3                    940,076       102,166
Trust 2002-38, Cl. IO, 32.644%, 4/25/32 3                   347,501        28,402
Trust 2002-41, Cl. S, 55.238%, 7/25/32 3                  3,631,026       355,530
Trust 2002-47, Cl. NS, 25.148%, 4/25/32 3                 1,337,405       161,075
Trust 2002-5, Cl. SD, 43.815%, 2/25/32 3                    625,302        58,689
Trust 2002-51, Cl. S, 25.424%, 8/25/32 3                  1,227,994       148,452
Trust 2002-52, Cl. SD, 23.539%, 9/25/32 3                 1,384,867       160,155
Trust 2002-60, Cl. SM, 38.567%, 8/25/32 3                 6,317,115       579,854
Trust 2002-60, Cl. SY, 22.255%, 4/25/32 3                 5,462,650       214,244
Trust 2002-7, Cl. SK, 41.226%, 1/25/32 3                  1,927,485       198,480
Trust 2002-75, Cl. SA, 43.487%, 11/25/32 3                3,339,821       425,079
Trust 2002-77, Cl. BS, 33.422%, 12/18/32 3                3,778,680       439,037
Trust 2002-77, Cl. IS, 29.1%, 12/18/32 3                    592,038        72,922
Trust 2002-77, Cl. JS, 33.35%, 12/18/32 3                 6,522,679       768,136
Trust 2002-77, Cl. SA, 33.473%, 12/18/32 3                6,008,736       732,970
Trust 2002-77, Cl. SH, 29.774%, 12/18/32 3                  689,690        71,574
Trust 2002-84, Cl. SA, 45.032%, 12/25/32 3                  831,389       106,346
Trust 2002-89, Cl. S, 52.2%, 1/25/33 3                    5,322,646       694,597
Trust 2002-9, Cl. MS, 26.615%, 3/25/32 3                     42,829         5,276

                        F5 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                             AMOUNT         VALUE
-----------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed
Security: Continued
Trust 2002-90, Cl. SN, 38.565%, 8/25/32 3             $   3,253,600  $    297,321
Trust 2002-90, Cl. SY, 41.146%, 9/25/32 3                 1,302,716       128,151
Trust 2002-96, Cl. SK, 31.71%, 4/25/32 3                    194,444        26,840
Trust 2003-117, Cl. KS, 41.049%, 8/25/33 3               30,321,745     2,794,367
Trust 2003-118, Cl. S, 38.954%, 12/25/33 3                8,163,476     1,248,004
Trust 2003-14, Cl. OI, 12.342%, 3/25/33 3                 7,791,351     1,858,118
Trust 2003-33, Cl. SP, 42.802%, 5/25/33 3                 5,160,286       754,434
Trust 2003-4, Cl. S, 39.383%, 2/25/33 3                   1,646,411       251,562
Trust 2003-52, Cl. NS, 45.309%, 6/25/23 3                26,145,227     2,766,288
Trust 2004-54, Cl. DS, 29.394%, 11/25/30 3                  299,609        25,712
Trust 2005-105, Cl. S, 77.313%, 12/25/35 3                8,483,587       779,065
Trust 2005-19, Cl. SA, 42.066%, 3/25/35 3                15,234,829     1,119,819
Trust 2005-40, Cl. SA, 41.665%, 5/25/35 3                 2,678,732       214,183
Trust 2005-6, Cl. SE, 49.957%, 2/25/35 3                  3,295,288       259,698
Trust 2005-71, Cl. SA, 55.308%, 8/25/25 3                 5,360,071       478,728
Trust 2005-83, Cl. SL, 74.04%, 10/25/35 3                10,973,669     1,105,897
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 3               20,148,299     1,341,075
Trust 2005-87, Cl. SG, 78.534%, 10/25/35 3               15,843,809     1,536,129
Trust 2006-119, Cl. MS, 75.239%, 12/25/36 3               8,923,407       912,469
Trust 2006-33, Cl. SP, 60.942%, 5/25/36 3                12,617,483     1,415,772
Trust 2006-34, Cl. SK, 59.65%, 5/25/36 3                 17,735,731     2,151,025
Trust 2006-42, Cl. CI, 33.62%, 6/25/36 3                 12,149,983     1,138,879
Trust 222, Cl. 2, 19.237%, 6/1/23 3                       2,151,811       587,494
Trust 240, Cl. 2, 22.397%, 9/1/23 3                       2,556,347       728,683
Trust 247, Cl. 2, 18.305%, 10/1/23 3                        175,457        42,928
Trust 252, Cl. 2, 17.725%, 11/1/23 3                      1,830,091       519,433
Trust 254, Cl. 2, 12.658%, 1/1/24 3                       3,230,948       917,527
Trust 2682, Cl. TQ, 81.615%, 10/15/33 3                   4,813,959       392,026
Trust 273, Cl. 2, 17.298%, 8/1/26 3                         480,411       131,589
Trust 2981, Cl. BS, 92.822%, 5/15/35 3                    8,971,551       656,643
Trust 301, Cl. 2, 7.848%, 4/1/29 3                        1,198,447       305,648
Trust 303, Cl. IO, (0.493)%, 11/1/29 3                      146,529        41,811
Trust 319, Cl. 2, 12.786%, 2/1/32 3                         727,730       188,518
Trust 321, Cl. 2, 11.015%, 4/1/32 3                       3,017,637       776,658
Trust 322, Cl. 2, 15.811%, 4/1/32 3                       3,886,650     1,040,206
Trust 324, Cl. 2, 7.867%, 7/1/32 3                        2,387,495       617,568
Trust 331, Cl. 9, 11.365%, 2/1/33 3                       7,755,496     1,718,997
Trust 334, Cl. 14, 14.018%, 2/1/33 3                      6,832,548     1,554,964
Trust 334, Cl. 15, 8.594%, 2/1/33 3                       4,718,973     1,057,854
Trust 334, Cl. 17, 22.05%, 2/1/33 3                         263,490        67,879
Trust 339, Cl. 12, 7.81%, 7/1/33 3                        7,155,861     1,807,343
Trust 339, Cl. 7, 6.348%, 7/1/33 3                        9,171,684     2,154,009
Trust 342, Cl. 2, 12.523%, 9/1/33 3                       1,467,397       394,726
Trust 343, Cl. 13, 8.358%, 9/1/33 3                       5,766,155     1,450,197
Trust 344, Cl. 2, 11.207%, 12/1/33 3                     39,402,094    10,611,068
Trust 345, Cl. 9, 8.72%, 1/1/34 3                         5,336,676     1,333,069
Trust 354, Cl. 2, 9.574%, 11/1/34 3                      12,885,813     3,332,036

                        F6 | OPPENHEIMER CORE BOND FUND

                                                                           PRINCIPAL
                                                                              AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,  Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 362, Cl. 12, 7.296%, 8/1/35 3                                    $   8,529,917   $    2,015,381
Trust 362, Cl. 13, 7.243%, 8/1/35 3                                        4,725,510        1,116,724
Trust 364, Cl. 16, 9.622%, 9/1/35 3                                        7,354,923        1,836,299
Trust 365, Cl. 16, 13.887%, 3/1/36 3                                       4,525,202        1,095,574
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 1993-184, Cl. M, 4.819%, 9/25/23 4                                     645,058          517,938
Trust 324, Cl. 1, 5.561%, 7/1/32 4                                           596,176
                                                                                              457,947
                                                                                       ----------------
                                                                                        1,261,037,120

-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED -- 0.1%
Government National Mortgage Assn.:
5.625%, 8/8/25-8/8/27 1                                                       20,600           20,826
7%, 7/29/09                                                                    1,807            1,850
8.50%, 8/1/17-12/15/17                                                       211,106          230,504
9%, 3/29/09-6/29/09                                                            2,660            2,730
10.50%, 12/29/17-5/29/21                                                      16,680           18,878
11%, 11/8/19                                                                  32,252           36,096
12%, 5/29/14                                                                     263              301
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.,  Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 42.449%, 1/16/27 3                                 1,298,215          120,922
Series 2002-15, Cl. SM, 35.565%, 2/16/32 3                                 1,490,304          136,972
Series 2002-41, Cl. GS, 40.38%, 6/16/32 3                                  1,045,214          152,126
Series 2002-76, Cl. SY, 38.589%, 12/16/26 3                                  669,965           66,811
Series 2002-78, Cl. S, 27.84%, 11/16/32 3                                    632,478           68,722
Series 2004-11, Cl. SM, 23.401%, 1/17/30 3                                   237,639           25,953
Series 2006-47, Cl. SA, 86.712%, 8/16/36 3                                15,892,985        1,372,038
                                                                                       ----------------
                                                                                            2,254,729

-------------------------------------------------------------------------------------------------------
NON-AGENCY -- 38.9%
-------------------------------------------------------------------------------------------------------
COMMERCIAL -- 15.7%
Asset Securitization Corp., Commercial Interest-Only Stripped
Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 2.188%, 4/14/29 3           3,317,022          451,748
-------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                                     20,850,000       19,113,053
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                    6,320,000        6,235,873
-------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                     1,486,049        1,489,580
-------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                       1,335,045        1,361,563
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18,
Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2,
5.613%, 6/1/50                                                            17,675,000       17,268,551

                        F7 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40               $     129,146   $  125,943
------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (6.906)%, 6/22/24 3                    3,939,264      114,643
------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                   545,489      545,330
------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                                                                   12,775,000   12,442,244
------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 2.883%, 10/25/36 1                                        12,544,300   10,698,695
Series 2006-A5, Cl. 1A13, 2.933%, 10/25/36 1                                        6,578,108    5,497,525
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2006-HY13, Mtg. Pass-Through Certificates,
Series 2006-HY13, Cl. 3A1, 5.978%, 1/1/47 1                                         3,525,325    3,338,033
------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                            1,537,614    1,523,808
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                545,474      536,742
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                          7,226,523    7,117,306
------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                    3,395,695    3,006,335
------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                 3,626,238    3,506,301
------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                               117,083      116,219
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                             1,850,000    1,846,588
------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                17,310,000   16,949,756
------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg.
Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17                10,330,000    9,786,385
------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%, 11/1/39                                           10,380,000   10,303,629
------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through Certificates,
Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35                                             8,873,854    8,501,641
------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                                           3,525,000    3,292,544
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49 1                                         5,450,000    5,407,049
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                          12,980,000   12,829,432
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                         23,552,000   22,949,177
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                             21,450,000   21,517,139
Series 2008-C2, Cl. AM, 6.799%, 2/1/51                                              7,000,000    6,903,750

                        F8 | OPPENHEIMER CORE BOND FUND

                                                                                    PRINCIPAL
                                                                                       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2,
Commercial Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. AM,
4.78%, 7/1/42                                                                  $    8,810,000   $ 8,148,917
-------------------------------------------------------------------------------------------------------------
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through
Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                               4,338,619     4,470,849
-------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                            12,040,000    11,938,243
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 1                                          11,760,000    10,646,146
-------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                 13,940,000    13,643,177
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0.859%, 2/18/30 3            3,239,424        97,951
-------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 2                               171,572       156,559
-------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                1,986,863     1,811,180
-------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 2.933%, 10/25/36 1                                         20,096,306    18,212,555
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates, Series 2006-C1, Cl. A2, 5.797%, 5/1/39 1                              6,100,000     6,107,939
-------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9, Commercial
Mtg. Pass-Through Certificates, Series 2007-9, Cl. A4, 5.70%, 9/1/17                6,140,000     5,801,850
-------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                 854,459       858,500
-------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                         182,000       191,100
-------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                           5,054,284     4,845,856
-------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                 5,032,554     4,981,862
-------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 5.704%, 5/18/32 3          145,716,200       233,190
-------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates,
Series 2007-3, Cl. 1A1, 5.658%, 6/1/37 1                                           15,659,962    14,683,661
-------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                             2,228,146     1,081,143
-------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48           2,146,000     2,112,108
-------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.882%, 8/1/46 1              20,265,832    19,631,781

                        F9 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY1, Cl. 1A2, 5.714%, 2/25/37 1,2       $   4,611,055    $   2,536,080
---------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.665%, 3/1/37 1             11,885,763        8,642,765
---------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.636%, 11/1/36 1             3,728,841        3,550,304
---------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37 1              3,887,099        3,627,529
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg.
Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.833%, 10/1/34 1              10,469,983       10,399,380
                                                                                                --------------
                                                                                                  373,187,207

---------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.099%, 9/25/36 1           13,203,923       12,631,191
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.106%, 3/25/36 1            16,025,095       15,535,530
                                                                                                ---------------
                                                                                                   28,166,721

---------------------------------------------------------------------------------------------------------------
MULTIFAMILY--7.4%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.606%, 6/25/33 1                                          7,621,759        7,604,456
Series 2005-F, Cl. 2A3, 4.713%, 7/25/35 1                                         12,074,678       11,705,770
---------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.794%, 10/25/36 1                                         6,332,006        5,623,393
----------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2, 4.13%, 1/19/34 1                            7,480,593        7,421,450
---------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through
Certificates, Series 2005-HYB1, Cl. 1A2, 4.995%, 3/25/35 1                        11,341,104       10,774,049
---------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through
Certificates, Series 2007-HY1, Cl. 1A1, 5.694%, 4/25/37 1                         17,182,068       16,050,123
---------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.89%, 7/25/36 1                         5,343,093        5,188,716
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                           10,018,000        8,610,624
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36                            7,710,000        6,912,489
---------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                             7,166,000        6,470,599
Series 2005-AR4, Cl. 2A1, 5.297%, 7/19/35 1                                       11,637,832       10,054,379
---------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35 1                                      19,827,528       18,930,819

                        F10 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL
                                                                                      AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
MULTIFAMILY Continued
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 5.995%, 6/25/37 1                        $  13,888,789   $   13,352,997
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg.
Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.993%, 12/25/34 1              3,809,613        3,706,731
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg.
Pass-Through Certificates, Series 2004-S, Cl. A1, 3.541%, 9/25/34 1                3,159,428        3,008,833
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.542%, 3/25/35 1             2,429,568        2,349,197
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.526%, 4/25/35 1             3,861,482        3,698,579
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 1                                       5,965,946        5,777,976
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 1                                       7,838,757        7,593,641
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR2, Cl. 2A3, 5.10%, 3/1/36 1                                         14,165,913       13,733,145
Series 2006-AR2, Cl. 2A6, 5.106%, 3/25/36 1                                        3,048,456        2,830,463
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.092%, 3/25/36 1             3,458,167        3,332,288
                                                                                                ---------------
                                                                                                  174,730,717

---------------------------------------------------------------------------------------------------------------
OTHER -- 0.2%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.762%, 2/25/32 1                                         3,772,047        3,707,619
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 49.825%, 10/23/17 3                        6,378              784
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, 1.147%, 10/23/17 4                         9,440            9,055
                                                                                                ---------------
                                                                                                    3,717,458

---------------------------------------------------------------------------------------------------------------
RESIDENTIAL--14.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2007-4, Cl. A4, 5.936%, 7/1/17 1                10,690,000       10,201,462
---------------------------------------------------------------------------------------------------------------
Bank of America Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2003-1, Cl. A6, 6%, 2/1/33                                                  6,997,349        6,934,011
---------------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through
Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                              4,500,000        4,132,672
---------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 1A1, 6.094%, 9/25/47 1                         22,973,972       20,676,575
---------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2006-A1,
Cl. 2A1, 5.25%, 3/1/21                                                             6,882,730        6,606,929

                        F11 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
CitiMortgage Alternative Loan Trust 2007-A2, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2007-A2,
Cl. 1A5, 6%, 2/25/37                                                           $  24,606,054    $  22,668,667
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through
Certificates, Series 2004-24CB, Cl. 1A1, 6%, 11/1/34                               8,151,344        7,644,206
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl. 3A1, 6%, 1/1/35                                6,445,016        5,867,277
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                             9,396,000        8,027,008
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-21CB, Mtg. Pass-Through
Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35                              7,177,680        6,361,148
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                              5,910,539        5,205,771
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through
Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                              3,077,227        2,964,109
---------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2006-41CB, Mtg. Pass-Through
Certificates, Series 2006-41CB, Cl. 1A10, 6%, 1/1/37                              23,370,660       21,964,508
---------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
Certificates, Series 2007-AR1, Cl. 4A1, 5.832%, 3/1/37 1,2                        10,657,477        9,659,831
---------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg.
Pass-Through Certificates, Series 2007-C7, Cl. A3, 5.866%, 9/11/45                23,990,000       22,937,362
---------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10,
Cl. 2A3B, 5.55%, 1/25/36                                                           1,371,940        1,338,818
---------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-Backed
Certificates, Series 2005-A1, Cl. 2A1, 4.516%, 12/25/34 1                          2,458,142        2,406,826
---------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 1                           4,750,000        4,474,984
---------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                              1,112,624        1,083,217
---------------------------------------------------------------------------------------------------------------
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-QS10, Cl. A3, 2.983%, 7/25/34 1                          1,736,541        1,551,290
---------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                               2,996,493        2,978,462
---------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36                                 1,910,145        1,846,355
---------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.009%, 8/1/22 1                                         18,729,514       18,152,121
---------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg.
Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.046%, 9/25/33 1              5,343,171        5,115,365
---------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR14, Cl. 1A1, 5.053%, 12/1/35 1           11,910,670       11,604,620
---------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1           16,553,264       15,360,376

                        F12 | OPPENHEIMER CORE BOND FUND

                                                                                   PRINCIPAL
                                                                                      AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series  2006-AR8,Cl. 2A1, 6.13%, 8/25/36 1           $ 16,006,561   $   15,713,321
---------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates, Series  2007-HY2,Cl. 2A1, 6.611%, 11/1/36 1             1,502,567        1,419,593
---------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.698%, 6/25/37 1            11,580,977       10,751,487
---------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Pass-Through Certificates, Mtg.
Pass-Through Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37                    15,024,238       14,590,078
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                  6,209,397        6,006,045
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through
Certificates, Series 2004-R, Cl. 2A1, 4.365%, 9/1/34 1                             1,385,838        1,349,290
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.944%, 10/1/35 1            7,812,580        7,538,626
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 5A3, 5.595%,7/1/36 1                                         3,727,029        3,642,905
Series 2006-AR10, Cl. 5A6, 5.595%,7/1/36 1                                        20,084,397       19,356,008
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR13, Cl. A2, 5.752%,9/1/36 1                                         22,127,132       21,492,703
Series 2006-AR13, Cl. A5, 5.752%, 9/1/36 1,2                                       8,049,281        6,117,454
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.54%, 4/1/36 1,2             9,481,150        6,257,559
                                                                                                ---------------
                                                                                                  341,999,039
                                                                                                ---------------
Total Mortgage-Backed Obligations (Cost $2,188,903,778)                                         2,185,092,991

---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.1%
---------------------------------------------------------------------------------------------------------------

U.S. Treasury Bonds, STRIPS, 3.862%, 2/15/13 7 (Cost $1,273,716)                   1,520,000        1,301,257

---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--23.4%
---------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--6.2%
---------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.5%
Equus Cayman Finance Ltd., 5.50% Unsub. Nts., 9/12/08 8                            1,780,000        1,789,568
---------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 9                           22,680,000       19,787,234
---------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                16,865,000       11,002,406
---------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 8         3,145,000        3,147,387
                                                                                                ---------------
                                                                                                   35,726,595

---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                       15,065,000       14,895,519
---------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10 9                    1,400,000        1,281,000

                        F13 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL
                                                                                      AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14          $   9,772,000    $   8,990,240
                                                                                                ---------------
                                                                                                   25,166,759

---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 2,9                                   6,760,000        6,455,800
---------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                             5,694,000        5,708,235
---------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                       9,680,000        9,438,000
                                                                                                ---------------
                                                                                                   21,602,035

---------------------------------------------------------------------------------------------------------------
MEDIA--2.0%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 2                                  14,175,000       14,315,843
---------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                  5,130,000        5,206,796
---------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                            6,350,000        5,384,819
---------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                 7,080,000        7,097,700
---------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                 9,370,000        9,393,425
---------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                         5,370,000        5,276,025
---------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08                   1,795,000        1,777,050
                                                                                                ---------------
                                                                                                   48,451,658

---------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 2                                    4,070,000        4,075,088
---------------------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09 9                           11,895,000       11,660,169
                                                                                                ---------------
                                                                                                   15,735,257

---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.0%
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 1,2                                    546,000          558,968
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.4%
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                     6,950,000        7,156,186
---------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                   1,423,000        1,681,368
---------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Nts., 5/31/09 2,10,11                                        476,601               --
                                                                                                ---------------
                                                                                                    8,837,554

---------------------------------------------------------------------------------------------------------------
ENERGY--0.9%
---------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.9%
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                      4,165,000        3,980,728
---------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                  2,310,000        2,332,033
---------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13           6,075,000        5,859,149
---------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 8            1,066,413        1,060,422
---------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                            3,060,000        3,038,198

                        F14 | OPPENHEIMER CORE BOND FUND

                                                                            PRINCIPAL
                                                                               AMOUNT          VALUE
------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                      $  4,347,000   $  4,250,353
                                                                                        --------------
                                                                                          20,520,883

------------------------------------------------------------------------------------------------------
FINANCIALS--13.7%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.6%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34 9            18,850,000     16,044,272
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38                   26,240,000     24,435,869
------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                   23,775,000     22,375,199
                                                                                        --------------
                                                                                          62,855,340

------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.8%
Barclays Bank plc, 6.278% Perpetual Bonds 12                               32,320,000     26,701,814
------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 8,12                       36,300,000     25,469,895
------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                     32,880,000     26,416,450
------------------------------------------------------------------------------------------------------
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                         5,450,000      5,438,877
4.70% Nts., 6/30/09 9                                                       6,799,000      6,717,358
                                                                                        --------------
                                                                                          90,744,394

------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                               1,780,000      1,768,145
4% Nts., 1/15/09                                                           10,566,000     10,437,739
                                                                                        --------------
                                                                                          12,205,884

------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.1%
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K 9,12                                   16,140,000     15,159,334
8.125% Perpetual Bonds, Series M 12                                         4,200,000      3,975,342
------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc.:
3.366% Sr. Unsec. Nts., 5/10/10 1                                           3,920,000      3,023,292
5.875% Sr. Unsec. Nts., 5/10/12                                             8,600,000      6,073,268
------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10              5,029,000      4,208,946
------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 1                                           24,580,000     23,314,597
8.40% Perpetual Bonds, Series E 12                                          9,885,000      9,409,136
------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 12                   20,080,000     18,883,834
------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                               2,625,000      2,664,060
------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                  9,495,000      9,601,230
                                                                                        --------------
                                                                                          96,313,039

                        F15 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL
                                                                               AMOUNT          VALUE
------------------------------------------------------------------------------------------------------
INSURANCE--2.7%
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37         $ 1,745,000   $  1,372,523
------------------------------------------------------------------------------------------------------
Axa SA, 6.379% Sub. Perpetual Bonds 8,12                                   28,339,000     22,838,967
------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34 6                         4,160,000      1,675,819
------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1                     19,345,000     16,976,224
------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                 9,470,000     11,038,431
------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                   8,725,000      9,574,841
                                                                                        --------------
                                                                                          63,476,805

------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.2%
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68 1                         5,600,000      6,057,111
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.3%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 2,11                                                                  200,000              2
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.3%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09 9                         7,675,000      7,783,624
------------------------------------------------------------------------------------------------------
MATERIALS--0.0%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.75% Credit Sensitive Nts., 6/1/20 1              85,000        110,268
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08                                                  729,000        730,823
8.875% Unsec. Unsub. Nts., 3/15/12                                         21,835,000     22,380,875
                                                                                        --------------
                                                                                          23,111,698

------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                 7,977,000      8,179,616
------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                         7,494,000      7,728,811
                                                                                        --------------
                                                                                          15,908,427

                                                                                        --------------
Total Corporate Bonds and Notes (Cost $596,609,935)                                      555,166,301

                                                                               SHARES
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------------

Chesapeake Energy Corp. (Cost $9)                                                 181         11,939

                                                                                UNITS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------

Pathmark Stores, Inc. Wts., Strike Price $22.31, Exp. 9/19/10  2,13
(Cost $5,577)                                                                   2,028             71

                        F16 | OPPENHEIMER CORE BOND FUND

                                                                               SHARES            VALUE
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.3%
--------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
2.69% 14,15 (Cost $6,575,974)                                               6,575,974   $    6,575,974
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $2,880,842,892)                                                                    2,830,736,269

                                                                            PRINCIPAL
                                                                               AMOUNT
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--0.9% 16
--------------------------------------------------------------------------------------------------------

Repurchase agreement (Principal Amount/Value $ 21,763,265
with a maturity value of $21,764,897) with Barclays Capital,
2.70%, dated 6/30/08, to be repurchased at $21,764,897 on
7/1/08, collateralized by various securities, 0%-7.325%,
12/15/10-11/20/56, with a value of $22,228,530 (Cost $21,763,265)        $ 21,763,265       21,763,265
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,902,606,157)                               120.3%   2,852,499,534
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (20.3)    (480,387,944)
                                                                         -------------------------------
NET ASSETS                                                                      100.0%  $2,372,111,590
                                                                         ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $51,312,546, which represents 2.16% of the Fund's net assets. See
Note 7 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $76,501,303 or 3.23% of the Fund's net assets as of June 30, 2008.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,385,414 or 0.06% of the Fund's net assets as of June 30, 2008.

5. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $5,069,311. See Note 5 of accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $74,919,511 or 3.16% of the Fund's net assets as of June 30, 2008.

9. Partial or fully-loaned security. See Note 8 of accompanying Notes.

                        F17 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

10. Interest or dividend is paid-in-kind, when applicable.

11. Issue is in default. See Note 1 of accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Non-income producing security.

14. Rate shown is the 7-day yield as of June 30, 2008.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES         GROSS          GROSS           SHARES
                                     DECEMBER 31, 2007     ADDITIONS     REDUCTIONS    JUNE 30, 2008
------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                    52,911,646   726,308,556    772,644,228        6,575,974

                                                                                            DIVIDEND
                                                                                VALUE         INCOME
------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                                 $  6,575,974   $  1,117,157

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                        INVESTMENTS   OTHER FINANCIAL
                                                                      IN SECURITIES      INSTRUMENTS*
-------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                              $    6,587,913   $      (624,737)
Level 2 - Other Significant Observable Inputs                         2,777,303,697       (52,835,529)
Level 3 - Significant Unobservable Inputs                                68,607,924                --
                                                                     ----------------------------------
   TOTAL                                                             $2,852,499,534   $   (53,460,266)
                                                                     ==================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

                        F18 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                            UNREALIZED
                                                            NUMBER OF    EXPIRATION                       APPRECIATION
CONTRACT DESCRIPTION                            BUY/SELL    CONTRACTS          DATE             VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                      Buy        1,521       9/19/08      $175,818,094     $  1,401,613
U.S. Treasury Nts., 2 yr.                           Sell        1,823       9/30/08       385,023,299         (660,995)
U.S. Treasury Nts., 5 yr.                           Sell        1,624       9/30/08       179,540,813          471,195
U.S. Treasury Nts., 10 yr.                          Sell        1,493       9/19/08       170,085,359       (1,528,193)
                                                                                                          ----------------
                                                                                                          $   (316,380)
                                                                                                          ================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                            PAY/
                                                             NOTIONAL    RECEIVE                 PREMIUM
SWAP                                            BUY/SELL       AMOUNT      FIXED   TERMINATION   (PAID)/
COUNTERPARTY     REFERENCE ENTITY      CREDIT PROTECTION       (000S)       RATE          DATE  RECEIVED          VALUE
--------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                 American
                 International
                 Group, Inc.                        Sell  $    22,690      1.850%      9/20/08    $   --    $    10,460
                 Capmark Financial
                 Group, Inc.                        Sell        3,950      1.000       6/20/12        --     (1,031,195)
                 Countrywide Home
                 Loans, Inc.                        Sell        5,980      0.750       9/20/08        --        (74,284)
                 Dillard's, Inc.                    Sell        3,610      1.900      12/20/08        --        (34,808)
                 General Mills, Inc.                Sell        3,390      0.400      12/20/12        --            383
                 HCP, Inc.                          Sell        5,350      4.600       3/20/09        --          5,452
                 iStar
                 Financial, Inc.                    Sell        5,555      4.400      12/20/12        --       (459,710)
                 Kohl's Corp.                        Buy        3,685      1.180       6/20/18        --         39,488
                 Kohl's Corp.                       Sell        3,685      1.080       6/20/13        --        (19,667)
                 Kohl's Corp.                       Sell        3,695      0.900       6/20/13        --        (48,774)
                 Kohl's Corp.                        Buy        3,695      1.040       6/20/18        --         77,809
                 Lehman Brothers                    Sell        8,735      0.490       9/20/10        --       (446,297)
                 Holdings, Inc.
                 Merrill Lynch & Co.,
                 Inc.                               Sell       18,610      0.680       9/20/08        --          2,698
                 Morgan Stanley                     Sell       20,305      2.150       9/20/08        --         74,905
                 Six Flags, Inc.                    Sell        4,885      8.250      12/20/08        --       (359,170)
                 The Bear Stearns
                 Cos., Inc.                         Sell          485     14.000       9/20/08        --         13,778
                 Toys "R" Us, Inc.                  Sell        4,370      1.450       9/20/08        --        (69,837)
                 XL Capital Ltd.                    Sell        8,340      3.550       9/20/09        --             --
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                 ArvinMeritor, Inc.                 Sell        6,980      1.550       9/20/08        --        (80,179)
                 CenturyTel, Inc.                    Buy        4,725      1.230       9/20/13        --        100,104
                 Intelsat Ltd.                      Sell        4,600      3.450       9/20/08        --         18,363
                 iStar Financial, Inc.              Sell        1,255      4.000      12/20/12        --       (120,302)
                 iStar Financial, Inc.              Sell          340      6.350       3/20/09        --         (1,246)
                 iStar Financial, Inc.              Sell        2,540     12.000       3/20/09        --         93,495
                 Morgan Stanley                     Sell       21,825      2.150       9/20/08        --         80,512
                 Rite Aid Corp.                     Sell        2,890      7.500       3/20/09        --         36,518
                 Saks, Inc.                         Sell        7,380      2.000       9/20/08        --          7,520
                 Sprint Nextel Corp                 Sell       15,630      6.300       3/20/09        --        308,333
                 The Bear Stearns
                 Cos., Inc.                         Sell        9,730      2.088      12/20/08        --          4,242
                 The Goodyear Tire &
                 Rubber Co.                         Sell        7,205      1.550       9/20/08        --            749
                 TXU Corp.                          Sell        1,680      5.910      12/20/12        --        (11,179)
                 TXU Corp.                          Sell        1,620      6.050      12/20/12        --         (3,144)

                        F19 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
-------------------------------------------------------------------------------

                                                                            PAY/
                                                             NOTIONAL    RECEIVE                   PREMIUM
SWAP                                            BUY/SELL       AMOUNT      FIXED   TERMINATION     (PAID)/
COUNTERPARTY     REFERENCE ENTITY      CREDIT PROTECTION       (000S)       RATE          DATE    RECEIVED         VALUE
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued
                 TXU Corp.                          Sell  $    1,685       6.000%     12/20/12    $     --   $    (6,107)
                 Univision Communications,          Sell         585      14.600       3/20/09          --        32,221
                 Inc.
                 Vornado Realty LP                  Sell       3,520       3.600       3/20/09          --        83,256
                 Wachovia Corp.                     Sell       6,920       1.000       3/20/09          --           460
                 Washington Mutual, Inc.            Sell       4,280       6.500      12/20/08          --       (17,709)
                 Washington Mutual, Inc.            Sell      14,860       6.800       6/20/09          --      (133,239)
---------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                 ABX.HE.AA.06-2 Index               Sell       2,000       0.170       5/25/46     239,981    (1,592,727)
                 Allied Waste North                 Sell       1,830       2.000       9/20/09          --        (9,640)
                 America, Inc.
                 Allied Waste North                 Sell       3,020       2.000       9/20/09          --       (15,909)
                 America, Inc.
                 Ambac Assurance Corp.              Sell       8,370       4.550       9/20/08          --      (653,956)
                 Ambac Assurance Corp.              Sell       6,765       4.550       9/20/08          --      (528,556)
                 Ambac Assurance Corp.              Sell       5,075       8.450      12/20/08          --      (431,913)
                 CDX.NA.IG.10 Index                  Buy      29,575       1.550       6/20/13     656,233      (162,952)
                 Cemex                              Sell       3,635       2.000       3/20/09          --           785
                 Centex Corp.                       Sell       1,765       1.550       9/20/09          --       (45,193)
                 CenturyTel, Inc.                    Buy       8,010       1.230       9/20/13          --       169,700
                 Citgroup, Inc.                     Sell         850       5.000      12/20/08          --       (17,540)
                 Citgroup, Inc.                     Sell       2,040       5.000       3/20/09     234,600       (58,752)
                 Countrywide Home Loans,            Sell       5,180       3.250       9/20/08          --       (31,852)
                 Inc.
                 Dillard's, Inc.                    Sell       2,055       0.750       9/20/08          --       (19,767)
                 Georgia-Pacific Corp.              Sell       7,075       1.750       9/20/08          --       (28,618)
                 Intelsat Ltd.                      Sell       1,830       2.850       9/20/08          --         4,529
                 iStar Financial, Inc.              Sell       9,140       2.925      12/20/08          --      (307,269)
                 iStar Financial, Inc.              Sell       5,320       3.000      12/20/08          --      (176,917)
                 iStar Financial, Inc.              Sell         880       4.320      12/20/12          --       (75,131)
                 iStar Financial, Inc.              Sell         320       4.500      12/20/12          --       (25,434)
                 iStar Financial, Inc.              Sell       6,245      12.000       3/20/09          --       229,872
                 Jones Apparel Group, Inc.          Sell       3,755       2.720       6/20/13          --       (73,827)
                 Jones Apparel Group, Inc.           Buy       3,755       2.635       6/20/18          --       113,446
                 Kohl's Corp.                       Sell       3,725       1.180       6/20/13          --        (3,613)
                 Kohl's Corp.                        Buy       3,725       1.300       6/20/18          --         6,891
                 Lehman Brothers Holdings,          Sell       9,920       1.410       9/20/08          --      (117,433)
                 Inc.
                 Lehman Brothers Holdings,          Sell       4,270       2.070       3/20/09          --         4,641
                 Inc.
                 Levi Strauss & Co.                 Sell       3,920       1.000       9/20/08          --           220
                 Levi Strauss & Co.                 Sell       2,965       0.900       9/20/08          --          (584)
                 Liz Claiborne, Inc.                Sell      13,245       3.250       6/20/09          --         8,199
                 MBIA, Inc.                         Sell       4,340       0.520       9/20/08          --      (358,454)
                 MBIA, Inc.                         Sell       4,350       0.600       9/20/08          --      (358,436)
                 MBIA, Inc.                         Sell       2,670       4.900      12/20/12          --    (1,042,082)
                 MBIA Insurance Corp.               Sell      14,340       8.850      12/20/08          --    (2,512,067)
                 Merrill Lynch & Co., Inc.          Sell       3,600       1.650       9/20/08          --         9,367
                 Owens-Illinois, Inc.               Sell       3,880       1.250       9/20/08          --           935
                 Prudential Financial, Inc.         Sell      10,750       2.050       6/20/09          --        (4,107)

                        F20 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                                  PAY/
                                                                   NOTIONAL    RECEIVE                   PREMIUM
SWAP                                                  BUY/SELL       AMOUNT      FIXED   TERMINATION     (PAID)/
COUNTERPARTY  REFERENCE ENTITY               CREDIT PROTECTION       (000S)       RATE          DATE    RECEIVED          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG: Continued
              Tenet Healthcare Corp.                      Sell    $   6,900      1.600%      3/20/09  $       --    $   (67,275)
              The Bear Stearns Cos., Inc.                 Sell       18,130      2.350       9/20/08          --        (17,912)
              The Bear Stearns Cos., Inc.                 Sell        1,600      2.750       9/20/08          --             34
              Vornado Realty LP                           Sell        7,180      3.875       6/20/09          --        184,793
              Wachovia Corp.                              Sell       15,690      1.000       3/20/09          --          1,043
              Washington Mutual, Inc.                     Sell        1,195      4.500      12/20/08          --        (16,611)
              Washington Mutual, Inc.                     Sell        5,895      4.500      12/20/08          --        (81,943)
              XL Capital Ltd.                             Sell        9,440      3.550       9/20/09          --        (30,112)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:
              ABX.HE.AA.06-2 Index                        Sell          730      0.170       5/25/46      60,146       (580,333)
              ABX.HE.AA.06-2 Index                        Sell        2,680      0.170       5/25/46   1,058,537     (2,130,537)
              Amkor Technology, Inc.                      Sell          620      2.650       9/20/08          --            613
              Capmark Financial Group, Inc.               Sell        4,595      0.950       6/20/12          --     (1,205,806)
              Citigroup, Inc.                             Sell        6,105      1.250       9/20/08          --       (188,052)
              Dole Food Co., Inc.                         Sell        7,090      3.880       9/20/08          --        (47,624)
              D.R. Horton, Inc.                           Sell        2,490      4.210      12/20/08          --          3,630
              First Data Corp.                            Sell        4,365      1.150       9/20/08          --        (23,492)
              First Data Corp.                            Sell        1,890      4.700       3/20/09          --         38,734
              General Mills, Inc.                         Sell        6,860      0.380      12/20/12          --         (4,871)
              iStar Financial, Inc.                       Sell        1,445      3.950      12/20/12          --       (140,882)
              K. Hovnanian Enterprises, Inc.              Sell        3,185      6.750       9/20/08          --         (3,481)
              Morgan Stanley                              Sell        4,190      1.500       9/20/08          --          8,556
              Pulte Homes, Inc.                           Sell        7,100      2.750       9/20/09          --        (80,145)
              R.H. Donnelley Corp.                        Sell        7,680      9.000       3/20/09          --        180,119
              Sara Lee Corp.                               Buy        5,975      0.419       9/20/12          --         12,249
              Six Flags, Inc.                             Sell          315     10.850      12/20/08          --        (19,409)
              Smurfit-Stone Container
              Enterprises, Inc.                           Sell        7,175      1.450       9/20/08          --          1,342
              Sprint Nextel Corp.                         Sell        5,620      6.300       3/20/09          --        110,866
              Univision Communications, Inc.              Sell          630      5.000       6/20/09      69,300         (4,813)
              Univision Communications, Inc.              Sell          200      5.000       6/20/09      12,000         (1,528)
              Univision Communications, Inc.              Sell        1,590      5.000       6/20/09     159,000        (12,147)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
              ABX.HE.AA.06-2 Index                        Sell          990      0.170       5/25/46     242,494       (789,380)
              ABX.HE.AA.06-2 Index                        Sell        6,280      0.170       5/25/46   4,065,796     (5,007,382)
              Ambac Assurance Corp.                       Sell        4,235      8.500      12/20/08          --       (359,463)
              Ambac Assurance Corp.                       Sell        2,155      8.500      12/20/08          --       (182,914)
              Ambac Assurance Corp.                       Sell        3,530      4.650       9/20/08          --       (274,952)
              Cemex, Sociedad Anonima
              Bursatil De Capital Variable                Sell        7,245      1.950       3/20/09          --         (1,101)
              Centex Corp.                                Sell        6,430      3.750       6/20/09          --          4,887
              CenturyTel, Inc.                             Buy        3,645      1.230       9/20/13          --         77,223
              Companhia Vale Do Rio Doce                  Sell        3,580      1.590       3/20/17          --         29,646

                        F21 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                            PAY/
                                                             NOTIONAL    RECEIVE                     PREMIUM
SWAP                                            BUY/SELL       AMOUNT      FIXED   TERMINATION       (PAID)/
COUNTERPARTY     REFERENCE ENTITY      CREDIT PROTECTION       (000S)       RATE          DATE      RECEIVED         VALUE
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                 CVRD Inco Ltd.                      Buy   $    3,580      0.710%      3/20/17    $       --   $    (5,893)
                 Dillard's, Inc.                    Sell        2,235      3.250       9/20/09            --           539
                 Dole Food Co., Inc.                Sell        1,320      3.450       9/20/08            --       (10,288)
                 D.R. Horton, Inc.                  Sell        7,430      4.200      12/20/08            --        10,461
                 General Mills, Inc.                Sell        4,915      0.400      12/20/12            --           555
                 Genworth Financial,
                 Inc.                               Sell       10,845      3.250       3/20/09            --        14,066
                 Georgia-Pacific LLC                Sell          800      0.800      12/20/08            --       (11,040)
                 Harrah's Operating
                 Co., Inc.                          Sell        2,620      2.600      12/20/08            --       (55,997)
                 Harrah's Operating
                 Co., Inc.                          Sell        3,625      5.000       3/20/10       181,250      (293,063)
                 Levi Strauss & Co.                 Sell        1,400      1.750       9/20/08            --         2,737
                 Limited Brands, Inc.               Sell        3,705      2.900       6/20/13            --        (1,415)
                 Limited Brands, Inc.                Buy        3,705      2.930       6/20/18            --      (181,701)
                 Liz Claiborne, Inc.                 Buy        5,565      2.920       6/20/18            --        76,396
                 Liz Claiborne, Inc.                Sell        5,565      3.150       6/20/13            --         9,538
                 Liz Claiborne, Inc.                Sell        1,805      2.750       6/20/13            --       (26,173)
                 Liz Claiborne, Inc.                 Buy        1,805      2.600       6/20/18            --        62,235
                 Macy's, Inc.                       Sell        7,430      2.610       6/20/13            --       196,159
                 Macy's, Inc.                        Buy        7,430      2.540       6/20/18            --       (96,486)
                 Macy's, Inc.                       Sell        3,720      2.570       6/20/13            --        91,910
                 Macy's, Inc.                        Buy        3,720      2.500       6/20/18            --       (38,108)
                 MBIA Insurance Corp.               Sell        2,435      8.500      12/20/08            --      (430,121)
                 Merrill Lynch & Co.,
                 Inc.                               Sell        4,015      3.000       9/20/08            --        24,182
                 Morgan Stanley                     Sell       18,645      0.640       9/20/08            --        (2,536)
                 Nortel Networks Corp.              Sell        1,135      1.850       9/20/08            --           345
                 Prudential Financial,
                 Inc.                               Sell       11,030      2.100       6/20/09            --         1,180
                 R.H. Donnelley Corp.               Sell        1,015      5.000       3/20/09       101,500       (39,089)
                 Rite Aid Corp.                     Sell        2,300      5.000       9/20/09        69,000       (53,208)
                 Rite Aid Corp.                     Sell        1,750      3.300       9/20/08            --       (27,209)
                 Saks, Inc.                         Sell        1,100      2.200      12/20/08            --         2,746
                 Sprint Nextel Corp.                Sell       10,560      6.300       3/20/09            --       208,317
                 The Bear Stearns Cos.,
                 Inc.                               Sell        3,100      2.100       9/20/08            --        (5,019)
                 The Hartford Financial
                 Services
                 Group, Inc.                        Sell        3,580      2.350       3/20/09            --        35,589
                 The Hartford Financial
                 Services
                 Group, Inc.                        Sell        3,720      2.350       3/20/09            --        36,981
                 Toys "R" Us, Inc.                  Sell        1,400      3.300       9/20/08            --       (15,901)
                 Toys "R" Us, Inc.                  Sell        2,945      8.610       3/20/09            --        81,506
                 Toys "R" Us, Inc.                  Sell          690      8.610       3/20/09            --        19,096
                 Tribune Co.                        Sell        2,535      5.000       3/20/10       595,725      (661,561)
                 Tribune Co.                        Sell        2,390      7.350      12/20/08            --       (45,204)
                 Univision
                 Communications, Inc.               Sell          860      3.000      12/20/08            --       (31,141)
                 Univision
                 Communications, Inc.               Sell        7,420      3.000      12/20/08            --      (268,684)
                 Univision
                 Communications, Inc.               Sell        1,470      5.000       3/20/09       124,950       (51,337)
                 Washington Mutual, Inc.            Sell        4,290      6.800       6/20/09            --       (38,465)
                 Washington Mutual, Inc.            Sell        2,785      4.400      12/20/08            --       (40,072)
                 Washington Mutual, Inc.            Sell        2,640      7.500       6/20/09            --       (10,237)

                        F22 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                            PAY/
                                                             NOTIONAL    RECEIVE                     PREMIUM
SWAP                                            BUY/SELL       AMOUNT      FIXED   TERMINATION       (PAID)/
COUNTERPARTY     REFERENCE ENTITY      CREDIT PROTECTION       (000S)       RATE          DATE      RECEIVED          VALUE
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc:
                 ABX.HE.AA.06-2 Index               Sell  $       600      0.170%      5/25/46    $   47,935   $   (478,412)
                 ABX.HE.AA.06-2 Index               Sell        1,240      0.170       5/25/46       123,994       (988,718)
                 Capmark Financial                  Sell        2,140      5.000       6/20/12       577,800       (326,808)
                 Group, Inc.
                 Clear Channel
                 Communications, Inc.               Sell          450      6.300       9/20/12            --        (59,114)
                 Countrywide Home Loans,
                 Inc.                               Sell        4,080      0.750       9/20/08            --        (50,682)
                 Countrywide Home Loans,
                 Inc.                               Sell       11,880      0.420       6/20/09            --       (306,243)
                 Dow Jones
                 CDX.NA.IG.HVOL.7
                 Index                              Sell       17,000      0.750      12/20/11        64,344     (1,348,681)
                 First Data Corp.                   Sell        2,675      1.350       9/20/08            --        (13,049)
                 Ford Motor Co.                     Sell        6,445      7.150      12/20/16            --     (1,418,835)
                 Ford Motor Co.                     Sell        3,065      7.050      12/20/16            --       (766,452)
                 Ford Motor Co.                     Sell        4,900      6.050      12/20/17            --     (1,186,364)
                 General Motors Corp.               Sell        3,250      5.800      12/20/16            --     (1,096,726)
                 General Motors Corp.               Sell        3,440      5.750      12/20/16            --     (1,165,623)
                 General Motors Corp.               Sell        2,860      5.050      12/20/17            --       (933,427)
                 Harrah's Operating Co.,
                 Inc.                               Sell        5,585      2.200       9/20/08            --        (56,247)
                 Inco Ltd.                           Buy        3,660      0.700       3/20/17            --         (3,451)
                 Inco Ltd.                           Buy        3,670      0.630       3/20/17            --         42,436
                 Intelsat Ltd.                      Sell          650      2.750      12/20/08            --            497
                 iStar
                 Financial, Inc.                    Sell        1,085      4.860      12/20/12            --        (73,441)
                 J.C. Penney                        Sell        5,215      1.300      12/20/17            --       (159,334)
                 Co., Inc.
                 J.C. Penney                        Sell        4,665      1.070      12/20/17            --       (216,843)
                 Co., Inc.
                 Jones Apparel Group,
                 Inc.                               Sell        7,580      3.200       6/20/13            --         (2,115)
                 Jones Apparel Group,
                 Inc.                                Buy        7,580      2.970       6/20/18            --         63,975
                 Kohl's Corp.                        Buy        6,995      0.660      12/20/17            --        182,807
                 Kohl's Corp.                        Buy        7,745      0.870      12/20/17            --         83,832
                 Lennar Corp.                       Sell        7,820      2.900      12/20/08            --       (141,511)
                 Liz Claiborne, Inc.                Sell        7,425      3.100       6/20/13            --         (2,324)
                 Liz Claiborne, Inc.                 Buy        7,425      2.900       6/20/18            --        111,561
                 Merrill Lynch & Co.,
                 Inc.                               Sell        8,030      3.250       9/20/08            --         53,448
                 Merrill Lynch & Co.,
                 Inc.                               Sell       19,415      3.000       9/20/08            --        116,937
                 Residential Capital LLC            Sell       10,585      6.120       9/20/08            --       (187,672)
                 Sara Lee Corp.                      Buy        7,680      0.418       9/20/12            --         16,044
                 Sara Lee Corp.                      Buy        1,510      0.390       9/20/12            --          4,803
                 The Hartford Financial
                 Services
                 Group, Inc.                        Sell        3,575      2.400       3/20/09            --         36,865
                 Toys "R" Us,
                 Inc.                               Sell        2,605      2.550       9/20/08            --        (34,469)
                 Univision
                 Communications, Inc.               Sell        2,420      5.000       6/20/09       145,200        (18,487)
                 Vale Overseas Ltd.                 Sell        3,660      1.170       3/20/17            --       (147,132)
                 Vale Overseas Ltd.                 Sell        3,670      1.100       3/20/17            --       (164,805)
                                                                                                  ----------------------------
                                                                                                  $8,829,785   $(32,847,845)
                                                                                                  ============================

                        F23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                            RECEIVED                   PREMIUMS
SWAP                 NOTIONAL                     PAID BY     BY THE   TERMINATION      (PAID)/
COUNTERPARTY           AMOUNT                    THE FUND       FUND          DATE     RECEIVED           VALUE
------------------------------------------------------------------------------------------------------------------
Credit Suisse
International   $  19,780,000   Three-Month USD BBA LIBOR     5.4280%       8/7/17   $       --   $   1,417,296
------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG            16,700,000   Three-Month USD BBA LIBOR     5.4450        8/8/17     (130,573)      1,218,248
                                                                                     -----------------------------
                                                                                     $ (130,573)  $   2,635,544
                                                                                     =============================

Abbreviation is as follows:
BBA LIBOR    British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                             NOTIONAL             PAID BY         RECEIVED BY     TERMINATION
COUNTERPARTY                       AMOUNT            THE FUND            THE FUND            DATE             VALUE
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG
                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index minus 15
                             $ 24,000,000          8.5+ Index        basis points          8/1/08   $      (945,588)
----------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group,
Inc. (The):
                                             If positive, the    If negative, the
                                              Total Return of     Total Return of
                                                   the Lehman          the Lehman
                                                Brothers U.S.       Brothers U.S.
                                                     CMBS AAA            CMBS AAA
                               70,300,000          8.5+ Index          8.5+ Index          3/1/09        (2,755,098)

                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index plus 200
                               17,150,000          8.5+ Index        basis points          3/1/09          (417,465)

                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index minus 50
                                5,270,000          8.5+ Index        basis points         12/1/08          (219,243)
----------------------------------------------------------------------------------------------------------------------

Lehman Brothers                                                  If negative, the
Holdings, Inc.:                              If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index minus 30
                               58,580,000          8.5+ Index        basis points         8/1/08         (2,325,447)

                        F24 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                             NOTIONAL             PAID BY         RECEIVED BY     TERMINATION
COUNTERPARTY                       AMOUNT            THE FUND            THE FUND            DATE             VALUE
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
Continued
                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.            CMBS AAA
                                                     CMBS AAA       Index plus 25
                             $ 37,600,000               Index        basis points          2/1/09   $      (775,950)

                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index minus 15
                               68,040,000          8.5+ Index        basis points          8/1/08        (2,693,602)

                                             If positive, the    If negative, the
                                              Total Return of     Total Return of
                                                   the Lehman          the Lehman
                                                Brothers U.S.       Brothers U.S.
                                                     CMBS AAA            CMBS AAA
                               10,540,000          8.5+ Index          8.5+ Index          3/1/09          (416,121)

                                             If positive, the    If negative, the
                                              Total Return of     Total Return of
                                                   the Lehman          the Lehman
                                                Brothers U.S.       Brothers U.S.
                                                     CMBS AAA            CMBS AAA
                                1,500,000          8.5+ Index          8.5+ Index          3/1/09           (59,220)

                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index plus 250
                                3,410,000          8.5+ Index        basis points          3/1/09          (128,471)

                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index plus 200
                               17,050,000          8.5+ Index        basis points          3/1/09          (648,508)

                                             If positive, the    If negative, the
                                              Total Return of     Total Return of
                                                   the Lehman          the Lehman
                                                Brothers U.S.       Brothers U.S.
                                                     CMBS AAA            CMBS AAA
                               18,700,000          8.5+ Index          8.5+ Index          5/1/09          (738,279)

                        F25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                             NOTIONAL             PAID BY         RECEIVED BY     TERMINATION
COUNTERPARTY                       AMOUNT            THE FUND            THE FUND            DATE             VALUE
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
Continued
                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index minus 20
                             $ 37,300,000          8.5+ Index        basis points          5/1/09   $    (1,477,999)
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index plus 150
                               34,250,000          8.5+ Index        basis points          8/1/08        (1,244,115)

                                             If positive, the    If negative, the
                                              Total Return of     Total Return of
                                                   the Lehman          the Lehman
                                                Brothers U.S.       Brothers U.S.
                                                     CMBS AAA            CMBS AAA
                                2,500,000          8.5+ Index          8.5+ Index          8/1/08           (97,052)

                                             If positive, the    If negative, the
                                              Total Return of     Total Return of
                                                   the Lehman          the Lehman
                                                Brothers U.S.       Brothers U.S.
                                                     CMBS AAA            CMBS AAA
                               37,800,000               Index               Index          2/1/09          (675,677)

                                             If positive, the    If negative, the
                                              Total Return of     Total Return of
                                                   the Lehman          the Lehman
                                                Brothers U.S.       Brothers U.S.
                                                     CMBS AAA            CMBS AAA
                               71,500,000               Index               Index          3/1/09        (1,248,872)

                                                                 If negative, the
                                             If positive, the     Total Return of
                                              Total Return of          the Lehman
                                                   the Lehman       Brothers U.S.
                                                Brothers U.S.       CMBS AAA 8.5+
                                                     CMBS AAA      Index plus 250
                               19,530,000          8.5+ Index        basis points          3/1/09          (316,965)

                        F26 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                   NOTIONAL            PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY             AMOUNT           THE FUND           THE FUND          DATE            VALUE
-------------------------------------------------------------------------------------------------------
Morgan Stanley:
Continued

                                                     If negative, the
                                  If positive, the    Total Return of
                                   Total Return of         the Lehman
                                        the Lehman      Brothers U.S.
                                     Brothers U.S.      CMBS AAA 8.5+
                                          CMBS AAA     Index plus 250
                  $  31,780,000         8.5+ Index       basis points        3/1/09   $     (515,778)

                                                     If negative, the
                                  If positive, the    Total Return of
                                   Total Return of        the Lehman
                                        the Lehman      Brothers U.S.
                                     Brothers U.S.      CMBS AAA 8.5+
                                          CMBS AAA     Index plus 350
                     26,480,000         8.5+ Index       basis points        3/1/09         (233,179)

                                                     If negative, the
                                  If positive, the    Total Return of
                                   Total Return of         the Lehman
                                        the Lehman      Brothers U.S.
                                     Brothers U.S.      CMBS AAA 8.5+
                                          CMBS AAA     Index minus 50
                     95,450,000         8.5+ Index       basis points       12/1/08       (3,721,803)

                                                      If negative, the
                                  If positive, the    Total Return of
                                   Total Return of         the Lehman
                                        the Lehman      Brothers U.S.
                                     Brothers U.S.      CMBS AAA 8.5+
                                          CMBS AAA     Index minus 65
                     24,380,000         8.5+ Index       basis points       12/1/08         (968,796)
                                                                                      ----------------
                                                                                      $  (22,623,228)
                                                                                      ================

Abbreviation is as follows:
CMBS    Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,896,030,183)                          $  2,845,923,560
Affiliated companies (cost $6,575,974)                                       6,575,974
                                                                      ------------------
                                                                         2,852,499,534
----------------------------------------------------------------------------------------
Swaps, at value (net premiums received $2,019,010)                           5,687,232
----------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                      17,865,678
Shares of beneficial                                                         4,349,072
interest sold
Investments sold                                                             1,027,747
Other                                                                           50,892
                                                                      ------------------
Total assets                                                             2,881,480,155

----------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------

Bank overdraft                                                                  68,555
----------------------------------------------------------------------------------------
Return of collateral for securities loaned                                  21,763,265
----------------------------------------------------------------------------------------
Swaps, at value (premiums received $6,680,202)                              58,522,761
----------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $423,065,384 purchased on a
when-issued or delayed delivery basis)                                     423,633,155
Shares of beneficial interest redeemed                                       2,496,819
Dividends                                                                    1,025,929
Distribution and service plan                                                  772,761
fees
Futures margins                                                                624,737
Transfer and shareholder servicing agent fees                                  291,809
Shareholder communications                                                     103,328
Trustees' compensation                                                          19,176
Other                                                                           46,270
                                                                      ------------------
Total liabilities                                                          509,368,565

----------------------------------------------------------------------------------------
NET ASSETS                                                            $  2,372,111,590
                                                                      ==================

----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------

Par value of shares of beneficial interest                            $        243,034
----------------------------------------------------------------------------------------
Additional paid-in capital                                               2,466,142,252
----------------------------------------------------------------------------------------
Accumulated net investment income                                            8,279,253
----------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                (7,993,629)
----------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                 (94,559,320)
                                                                      ------------------

NET ASSETS                                                            $  2,372,111,590
                                                                      ==================

                         F28 | OPPENHEIMER CORE BOND FUND

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $830,510,696 and
85,034,429 shares of beneficial interest outstanding)                                          $ 9.77
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering
price)                                                                                         $10.26
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $80,483,794 and 8,243,425 shares of
beneficial interest outstanding)                                                               $ 9.76
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $185,124,142 and 18,942,249 shares of
beneficial interest outstanding)                                                               $ 9.77
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,039,360 and 9,632,363 shares of
beneficial interest outstanding)                                                               $ 9.76
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$ 1,181,953,598 and 121,181,467 shares of beneficial interest                                  $ 9.75
outstanding)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
---------------------------------------------------------------
---------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------

Interest                                         $ 68,909,146
---------------------------------------------------------------
Dividends:
Unaffiliated companies                                     26
Affiliated companies                                1,117,157
---------------------------------------------------------------
Fee income                                          3,104,123
---------------------------------------------------------------
Portfolio lending fees                                 76,822
                                                 --------------
Total investment income                            73,207,274

---------------------------------------------------------------
EXPENSES
---------------------------------------------------------------

Management fees                                     4,704,746
---------------------------------------------------------------
Distribution and service plan fees:
Class A                                             1,128,108
Class B                                               450,172
Class C                                               952,177
Class N                                               227,098
---------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                               835,588
Class B                                               144,270
Class C                                               186,365
Class N                                               135,965
Class Y                                               298,332
---------------------------------------------------------------
Shareholder communications:
Class A                                                75,990
Class B                                                21,489
Class C                                                15,855
Class N                                                 2,915
Class Y                                                   554
---------------------------------------------------------------
Trustees' compensation                                 23,108
---------------------------------------------------------------
Custodian fees and expenses                             6,453
---------------------------------------------------------------
Administration service fees                               750
---------------------------------------------------------------
Other                                                  65,624
                                                 --------------
Total expenses                                      9,275,559
Less reduction to custodian expenses                   (2,033)
Less waivers and reimbursements of expenses          (135,038)
                                                 --------------
Net expenses                                        9,138,488

---------------------------------------------------------------
NET INVESTMENT INCOME                              64,068,786

                        F30 | OPPENHEIMER CORE BOND FUND

---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                    $   (3,170,179)
Closing and expiration of futures contracts                    (6,609,528)
Swap contracts                                                 15,566,960
                                                           ----------------
Net realized gain                                               5,787,253
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                   (63,261,403)
Futures contracts                                               1,294,363
Swap contracts                                                (38,107,522)
                                                           ----------------
Net change in unrealized depreciation                        (100,074,562)

---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $  (30,218,523)
                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F31 | OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS              YEAR
                                                                           ENDED             ENDED
                                                                   JUNE 30, 2008      DECEMBER 31,
                                                                     (UNAUDITED)              2007
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------

Net investment income                                             $   64,068,786    $   85,447,673
----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                               5,787,253       (12,524,932)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (100,074,562)        5,643,791
                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations      (30,218,523)       78,566,532

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                              (25,400,667)      (29,656,191)
Class B                                                               (2,155,827)       (3,253,244)
Class C                                                               (4,593,081)       (5,234,319)
Class N                                                               (2,417,014)       (2,495,333)
Class Y                                                              (29,472,992)      (25,916,933)
                                                                  ----------------------------------
                                                                     (64,039,581)      (66,556,020)

----------------------------------------------------------------------------------------------------
Tax return of capital distribution from net investment income:
Class A                                                                       --        (8,456,006)
Class B                                                                       --        (1,158,167)
Class C                                                                       --        (1,868,050)
Class N                                                                       --          (765,637)
Class Y                                                                       --        (6,699,873)
                                                                  ----------------------------------
                                                                              --       (18,947,733)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                              (84,100,607)      287,770,231
Class B                                                              (14,942,255)      (16,382,772)
Class C                                                                 (844,227)       45,361,474
Class N                                                               13,722,410        26,067,879
Class Y                                                              395,661,393       391,767,895
                                                                  ----------------------------------
                                                                     309,496,714       734,584,707

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------

Total increase                                                       215,238,610       727,647,486
----------------------------------------------------------------------------------------------------
Beginning of period                                                2,156,872,980     1,429,225,494
                                                                  ----------------------------------
End of period (including accumulated net investment income of
$8,279,253 and $8,250,048, respectively)                          $2,372,111,590    $2,156,872,980
                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F32 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED
                                           JUNE 30, 2008                                                YEAR ENDED DECEMBER 31,
CLASS A                                      (UNAUDITED)          2007          2006          2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $       10.18     $   10.23     $   10.24     $   10.44     $    10.38     $   10.14
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .28 1         .50 1         .47 1         .42 1          .38 1         .35
Net realized and unrealized gain (loss)             (.41)         (.05)          .01          (.18)           .12           .24
                                           --------------------------------------------------------------------------------------
Total from investment operations                    (.13)          .45           .48           .24            .50           .59
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.28)         (.39)         (.49)         (.44)          (.44)         (.35)
Tax return of capital distribution                    --          (.11)           --            --             --            --
                                           --------------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                        (.28)         (.50)         (.49)         (.44)          (.44)         (.35)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $        9.77     $   10.18     $   10.23     $   10.24     $    10.44     $   10.38
                                           ======================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (1.33)%        4.49%         4.84%         2.35%          4.90%         5.87%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)   $     830,511     $ 954,825     $ 670,012     $ 488,889     $  344,205     $ 382,966
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $     915,664     $ 779,234     $ 566,159     $ 423,182     $  353,046     $ 382,420
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               5.58%         4.89%         4.66%         4.12%          3.63%         3.39%
Total expenses                                      0.87% 4       0.88% 4       0.96% 4       1.06%          1.10%         1.10%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                  0.87%         0.87%         0.90%         0.90%          0.93%         1.10%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28% 5         89% 5        107% 5         98% 5          94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008    0.87%
        Year Ended December 31, 2007      0.89%
        Year Ended December 31, 2006      0.96%

                        F33 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended June 30, 2008          $2,313,307,772      $2,105,452,324
Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F34 | OPPENHEIMER CORE BOND FUND

                                              SIX MONTHS
                                                   ENDED
                                           JUNE 30, 2008                                                YEAR ENDED DECEMBER 31,
CLASS B                                      (UNAUDITED)           2007          2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $      10.17     $    10.23     $   10.23     $   10.44     $   10.37     $   10.13
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .24 1          .42 1         .40 1         .35 1         .30 1         .27
Net realized and unrealized gain (loss)             (.41)          (.06)          .01          (.20)          .13           .24
                                           --------------------------------------------------------------------------------------
Total from investment operations                    (.17)           .36           .41           .15           .43           .51
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.24)          (.31)         (.41)         (.36)         (.36)         (.27)
Tax return of capital distribution                    --           (.11)           --            --            --            --
                                           --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.24)          (.42)         (.41)         (.36)         (.36)         (.27)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $       9.76     $    10.17     $   10.23     $   10.23     $   10.44     $   10.37
                                           ======================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (1.72)%         3.60%         4.17%         1.50%         4.21%         5.05%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)    $     80,484     $   99,282     $ 116,230     $ 125,069     $ 148,445     $ 197,774
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $     90,471     $  106,727     $ 118,240     $ 135,296     $ 167,685     $ 216,853
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.80%          4.13%         3.92%         3.37%         2.86%         2.61%
Total expenses                                      1.79% 4        1.79% 4       1.86% 4       1.91%         1.91%         1.87%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                  1.65%          1.64%         1.65%         1.65%         1.69%         1.87%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28% 5          89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008   1.79%
        Year Ended December 31, 2007     1.80%
        Year Ended December 31, 2006     1.86%

                        F35 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2008          $2,313,307,772     $2,105,452,324
Year Ended December 31, 2007            $2,990,658,315     $2,928,450,309
Year Ended December 31, 2006            $2,924,444,249     $2,991,206,014
Year Ended December 31, 2005            $3,609,072,810     $3,584,424,906
Year Ended December 31, 2004            $3,447,306,025     $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F36 | OPPENHEIMER CORE BOND FUND

                                              SIX MONTHS
                                                   ENDED
                                           JUNE 30, 2008                                               YEAR ENDED DECEMBER 31,
CLASS C                                      (UNAUDITED)           2007          2006           2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $    10.18     $    10.24     $   10.24     $    10.45     $  10.39     $  10.14
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .24 1          .42 1         .40 1          .35 1        .30 1        .27
Net realized and unrealized gain (loss)             (.41)          (.06)          .01           (.20)         .12          .25
                                           -------------------------------------------------------------------------------------
Total from investment operations                    (.17)           .36           .41            .15          .42          .52
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.24)          (.31)         (.41)          (.36)        (.36)        (.27)
Tax return of capital distribution                    --           (.11)           --             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.24)          (.42)         (.41)          (.36)        (.36)        (.27)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $     9.77     $    10.18     $   10.24     $    10.24     $  10.45     $  10.39
                                           =====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (1.70)%         3.60%         4.16%          1.49%        4.12%        5.18%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $  185,124     $  194,071     $ 149,440     $  109,207     $ 84,696     $ 90,583
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $  191,472     $  172,144     $ 126,593     $   94,742     $ 86,020     $ 96,361
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.83%          4.12%         3.92%          3.37%        2.87%        2.64%
Total expenses                                      1.64% 4        1.66% 4       1.76% 4        1.86%        1.87%        1.84%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                  1.64%          1.64%         1.65%          1.65%        1.68%        1.84%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28% 5          89% 5        107% 5          98% 5        94% 5       111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008   1.64%
        Year Ended December 31, 2007     1.67%
        Year Ended December 31, 2006     1.76%

                        F37 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2008          $2,313,307,772      $2,105,452,324
Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F38 | OPPENHEIMER CORE BOND FUND

                                                    SIX MONTHS
                                                         ENDED
                                                 JUNE 30, 2008                                          YEAR ENDED DECEMBER 31,
CLASS N                                            (UNAUDITED)         2007          2006        2005          2004        2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $       10.17     $  10.23     $   10.23     $ 10.44      $  10.37     $ 10.13
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .26 1        .47 1         .45 1       .40 1         .35 1       .31
Net realized and unrealized gain (loss)                   (.41)        (.06)          .01        (.19)          .13         .24
                                                 -------------------------------------------------------------------------------
Total from investment operations                          (.15)         .41           .46         .21           .48         .55
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income                      (.26)        (.36)         (.46)       (.42)         (.41)       (.31)
Tax return of capital distribution                          --         (.11)           --          --            --          --
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.26)        (.47)         (.46)       (.42)         (.41)       (.31)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $        9.76     $  10.17     $   10.23     $  0.23     $   10.44       10.37
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       (1.47)%       4.11%         4.68%       1.99%         4.71%       5.51%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $      94,039     $ 84,017     $  58,232     $35,836      $ 25,580     $17,732
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $      91,396     $ 70,555     $  46,672     $30,274      $ 21,411     $15,338
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     5.32%        4.62%         4.42%       3.87%         3.38%       3.03%
Total expenses                                            1.23% 4      1.26% 4       1.35% 4     1.47%         1.51%       1.50%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                        1.15%        1.14%         1.15%       1.15%         1.20%       1.44%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     28% 5        89% 5        107% 5       98% 5         94% 5      111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008      1.23%
        Year Ended December 31, 2007        1.27%
        Year Ended December 31, 2006        1.35%

                        F39 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2008          $2,313,307,772      $2,105,452,324
Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F40 | OPPENHEIMER CORE BOND FUND

                                                    SIX MONTHS
                                                         ENDED
                                                 JUNE 30, 2008                                            YEAR ENDED DECEMBER 31,
CLASS Y                                            (UNAUDITED)         2007          2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $       10.16     $  10.22     $   10.22     $  10.43      $  10.36     $  10.12
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .30 1        .53 1         .51 1        .45 1         .41 1        .39
Net realized and unrealized gain (loss)                   (.42)        (.05)          .01         (.19)          .13          .24
                                                 ---------------------------------------------------------------------------------
Total from investment operations                          (.12)         .48           .52          .26           .54          .63
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.29)        (.43)         (.52)        (.47)         (.47)        (.39)
Tax return of capital distribution                          --         (.11)           --           --            --           --
                                                 ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.29)        (.54)         (.52)        (.47)         (.47)        (.39)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $        9.75     $  10.16     $   10.22     $  10.22      $  10.43     $  10.36
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       (1.15)%       4.80%         5.29%        2.50%         5.30%        6.35%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $   1,181,954     $824,678     $ 435,311     $171,323      $ 38,190     $ 43,215
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $     986,765     $617,403     $ 309,558     $ 91,172      $ 45,333     $ 38,398
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     6.01%        5.28%         5.03%        4.39%         3.92%        3.80%
Total expenses                                            0.48% 4      0.48% 4       0.55% 4      0.76%         0.64%        0.63%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                        0.48%        0.47%         0.55%        0.65%         0.64%        0.63%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     28% 5        89% 5        107% 5        98% 5         94% 5       111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended June 30, 2008      0.48%
          Year Ended December 31, 2007        0.49%
          Year Ended December 31, 2006        0.55%

                        F41 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2008          $2,313,307,772      $2,105,452,324
Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F42 | OPPENHEIMER CORE BOND FUND

NOTE TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund (the "Fund"), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return by investing mainly in debt instruments. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as

                        F43 | OPPENHEIMER CORE BOND FUND

NOTE TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

     "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                        F44 | OPPENHEIMER CORE BOND FUND

     Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

     There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                        WHEN-ISSUED OR DELAYED DELIVERY
                                                     BASIS TRANSACTIONS
        ---------------------------------------------------------------
        Purchased securities                               $423,065,384

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund

                        F45 | OPPENHEIMER CORE BOND FUND

NOTE TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT  ACCOUNTING  POLICIES Continued

maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $2, representing less than .01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                        F46 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes straddle losses of $260,082 and unused capital loss carryforwards as follows:

             EXPIRING
             ----------------------------------------------------
             2010                                    $ 2,007,359
             2013                                      6,003,757
             2014                                      5,185,579
             2015                                      2,067,456
                                                     -----------
             Total                                   $15,264,151
                                                     ===========

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $9,736,980. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will utilize $5,787,253 of capital loss carryforward to offset realized capital gains.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                        F47 | OPPENHEIMER CORE BOND FUND

NOTE TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

           Federal tax cost of securities                      $2,903,233,219
           Federal tax cost of other investments                 (567,214,210)
                                                               --------------
           Total federal tax cost                              $2,336,019,009
                                                               ==============

           Gross unrealized appreciation                       $   43,030,840
           Gross unrealized depreciation                         (138,217,222)
                                                               --------------
           Net unrealized depreciation                         $  (95,186,382)
                                                               ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian

                        F48 | OPPENHEIMER CORE BOND FUND
expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL  INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED JUNE 30, 2008        YEAR ENDED DECEMBER 31, 2007
                                        SHARES           AMOUNT             SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                17,087,636   $  170,222,682         51,782,681   $  526,866,898
Dividends and/or
distributions reinvested             2,108,639       20,893,265          3,101,363       31,544,029
Redeemed                           (27,984,359)    (275,216,554)       (26,558,196)    (270,640,696)
                                 --------------------------------------------------------------------
Net increase (decrease)             (8,788,084)  $  (84,100,607)        28,325,848   $  287,770,231
                                 ====================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                 1,330,680   $   13,311,545          3,194,204   $   32,473,051
Dividends and/or
distributions reinvested               192,888        1,910,309            375,245        3,817,248
Redeemed                            (3,038,913)     (30,164,109)        (5,176,614)     (52,673,071)
                                 --------------------------------------------------------------------
Net decrease                        (1,515,345)  $  (14,942,255)        (1,607,165)  $  (16,382,772)
                                 ====================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                 3,377,559   $   33,717,511          8,354,127   $   84,954,263
Dividends and/or
distributions reinvested               367,457        3,641,778            572,829        5,830,346
Redeemed                            (3,859,919)     (38,203,516)        (4,468,801)     (45,423,135)
                                 --------------------------------------------------------------------
Net increase (decrease)               (114,903)  $     (844,227)         4,458,155   $   45,361,474
                                 ====================================================================

                        F49 | OPPENHEIMER CORE BOND FUND

NOTE TO FINANCIAL STATEMENTS Unaudited / Continued
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                          SIX MONTHS ENDED JUNE 30, 2008   YEAR ENDED DECEMBER 31, 2007
                                  SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------
CLASS N
Sold                           2,788,626   $  27,727,966      4,388,857   $  44,595,612
Dividends and/or
distributions reinvested         173,353       1,715,898        239,554       2,435,640
Redeemed                      (1,588,313)    (15,721,454)    (2,064,166)    (20,963,373)
                          ---------------------------------------------------------------
Net increase                   1,373,666   $  13,722,410      2,564,245   $  26,067,879
                          ===============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                          50,038,110   $ 493,612,993     41,552,519   $ 422,555,881
Dividends and/or
distributions reinvested       2,960,270      29,283,166      3,196,427      32,455,691
Redeemed                     (12,959,258)   (127,234,766)    (6,215,861)    (63,243,677)
                          ---------------------------------------------------------------
Net increase                  40,039,122   $ 395,661,393     38,533,085   $ 391,767,895
                          ===============================================================

-------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                  PURCHASES            SALES
        --------------------------------------------------------------------
        Investment securities                $  662,956,150   $  445,880,623
        U.S. government and government
        agency obligations                               --        6,339,307
        To Be Announced (TBA)
        mortgage-related securities           2,313,307,772    2,105,452,324

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        ---------------------------------------------
        Up to $1 billion                        0.50%
        Over $1 billion                         0.35

-------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

-------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $1,570,998 to OFS for services to the Fund.

                        F50 | OPPENHEIMER CORE BOND FUND

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

-------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $1,925,856, $3,134,879, $1,399,831, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

-------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                        F51 | OPPENHEIMER CORE BOND FUND

NOTE TO FINANCIAL STATEMENTS Unaudited / Continued
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                          CLASS A        CLASS B        CLASS C        CLASS N
                           CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                         FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                       RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
SIX MONTHS ENDED       DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------------------------
June 30, 2008             $260,976        $28,572        $98,043        $13,459         $3,316

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Expenses" for all classes of shares so that "Total expenses after waivers, payments and/or reimbursements and reduction to custodian expenses" as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended June 30, 2008, the Manager reimbursed the Fund $64,567 and $35,917 for Class B and Class N shares, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $34,554 for IMMF management fees.

-------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or

                        F52 | OPPENHEIMER CORE BOND FUND
payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

-------------------------------------------------------------------------------
6. SWAP  CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

     In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the

                        F53 | OPPENHEIMER CORE BOND FUND

NOTE TO FINANCIAL STATEMENTS Unaudited / Continued
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6. SWAP CONTRACTS Continued

difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

     Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counter-parties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

     Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counter-parties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

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7. ILLIQUID  SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES  LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund

                        F54 | OPPENHEIMER CORE BOND FUND
continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $20,525,747. Collateral of $21,763,265 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                        F55 | OPPENHEIMER CORE BOND FUND
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                       THIS PAGE INTENTIONALLY LEFT BLANK.

                        F56 | OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

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The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         15 | OPPENHEIMER CORE BOND FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008